Leases (Details) - Schedule of weighted-average remaining lease term and discount rate	Jun. 30, 2020
Schedule of weighted-average remaining lease term and discount rate [Abstract]
Weighted average remaining lease term	8 years 9 months 18 days
Weighted average discount rate	2.90%